FFTW FUNDS, INC.
Advisor Class
Investor Class

Supplement dated May 12, 2008 to the
Prospectus dated April 30, 2008, as Supplemented on May 2, 2008

This supplement to the Prospectus dated April 30, 2008, for the FFTW Funds, Inc. (the “Fund”) amends information in the Prospectus as described below for the Limited Duration Portfolio, International Portfolio, U.S. Inflation-Indexed Portfolio and Global Inflation-Indexed Hedged Portfolio (each a “Portfolio”, together the “Portfolios”). For further information, please contact the FFTW Funds, Inc. at 1(800) 247-0473.

1.	U.S. Inflation-Indexed Portfolio and Global Inflation-Indexed Hedged Portfolio.

Reorganization. Pursuant to an Agreement and Plan of Reorganization (“Agreement”), series of the Fund would reorganize into respective series of the American Independence Funds Trust (the “Trust”) upon approval by the shareholders of each Portfolio. Effective end of business on May 9, 2008, shareholders of each of the U.S. Inflation-Indexed and Global Inflation-Indexed Hedged Portfolios approved the Agreement, and shareholders of the FFTW U.S. Inflation-Indexed Portfolio Advisor Class and Investor Class reorganized into the AI U.S. Inflation-Indexed Fund Institutional Class and shareholders of the FFTW Global Inflation-Indexed Hedged Portfolio Advisor Class and Investor Class reorganized into the AI Global Inflation-Indexed Hedged Fund Institutional Class. Shares of the FFTW U.S. Inflation-Indexed and FFTW Global Inflation-Indexed Hedged Portfolios are no longer for sale. For further information on purchasing shares of the AI U.S. Inflation-Indexed and AI Global Inflation-Indexed Hedged Funds, please call 1(888) 266-8787.

2.	All Portfolios.

Change in Transfer and Dividend Disbursing Agent. The Fund’s new transfer and dividend disbursing agent is Boston Financial Data Services (“BFDS”). Information in the Prospectus under “Shareholder Information” should reflect the new wiring instructions and address information as follows:

REGULAR MAIL:	EXPRESS, REGISTERED, OR CERTIFIED
American Independence Funds	American Independence Funds
P.O. Box 8045	c/o Boston Financial Data Services
Boston, MA 02266-8045	30 Dan Road
Canton, MA 02021

WIRING INSTRUCTIONS:	PHONE: 1-888-266-8787
State Street Bank & Trust, Boston, MA
ABA# 011000028	FAX: 1-877-513-1129
DDA# 99057275
Reference:
American Independence Funds
Your Name
Your Fund/Account

FFTW FUNDS, INC.
Advisor Class
Investor Class

Supplement dated May 12, 2008 to the
Statement of Additional Information dated April 30, 2008, as Supplemented on May 2, 2008

This supplement to the Statement of Additional Information dated April 30, 2008, for the FFTW Funds, Inc. (the “Fund”) amends information in the Statement of Additional Information (“SAI”) as described below for the Limited Duration Portfolio, International Portfolio, U.S. Inflation-Indexed Portfolio and Global Inflation-Indexed Hedged Portfolio (each a “Portfolio”, together the “Portfolios”). For further information, please contact the FFTW Funds, Inc. at 1(800) 247-0473.

1.	U.S. Inflation-Indexed Portfolio and Global Inflation-Indexed Hedged Portfolio.

Reorganization. Pursuant to an Agreement and Plan of Reorganization (“Agreement”), series of the Fund would reorganize into respective series of the American Independence Funds Trust (the “Trust”) upon approval by the shareholders of each Portfolio. Effective end of business on May 9, 2008, shareholders of each of the U.S. Inflation-Indexed and Global Inflation-Indexed Hedged Portfolios approved the Agreement, and shareholders of the FFTW U.S Inflation-Indexed Portfolio Advisor Class and Investor Class reorganized into the AI U.S. Inflation-Indexed Fund Institutional Class and shareholders of the FFTW Global Inflation-Indexed Hedged Portfolio Advisor Class and Investor Class reorganized into the AI Global Inflation-Indexed Hedged Fund Institutional Class. Shares of the FFTW U.S. Inflation-Indexed and FFTW Global Inflation-Indexed Hedged Portfolios are no longer for sale. For further information on purchasing shares of the AI U.S. Inflation-Indexed and AI Global Inflation-Indexed Hedged Funds, please call 1(888) 266-8787.

2.	All Portfolios.

Information in the SAI on page 67 should read as follows:

TRANSFER AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, Massachusetts 02171, is Transfer Agent for the shares of the Fund and Dividend Disbursing Agent for the Fund.

CUSTODIAN

State Street Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116-5021, is Custodian for the Fund.

ACCOUNTING AGENT

JP Morgan Worldwide Securities Services, Cincinnati, Ohio 45202, is Accounting Agent for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.